PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	$ 2,350,405	$ 1,429,681
Book Value	3,371,878	2,171,236
Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	43,628	46,779
Book Value	180,591	168,315
Boeing 777 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt		144,358
Book Value		141,620
Wilmington [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	MUFG
Committed Assets	Aircraft and engines
Existing Debt	$ 69,375	58,611
Book Value	268,746	259,036
Trust Company [Member] | Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	63,581	51,543
Book Value	257,613	227,604
Trust Company [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	114,936
Book Value	119,229
Credit Agricole [Member] | Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	10,404	10,404
Book Value	32,802	30,958
Credit Agricole [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	91,797	91,797
Book Value	$ 43,020	38,551
Credit Agricole [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	Credit Agricole
Committed Assets	Aircraft and engines
Existing Debt	$ 1,073	1,073
Book Value	6,936	6,419
Credit Agricole [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	139,192	139,192
Book Value	122,251	117,130
Credit Agricole [Member] | Airbus A320/A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	30,733	30,733
Book Value	$ 28,127	27,427
Bank of Utah [Member] | Airbus A320/A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	BNP Paribas
Committed Assets	Aircraft and engines
Existing Debt	$ 262,420	198,475
Book Value	289,946	233,501
Bank of Utah [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	211,849
Book Value	$ 246,349
Bank of Utah [Member] | Airbus A320 / A350 Two [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	Investec
Committed Assets	Aircraft and engines
Existing Debt	$ 37,870
Book Value
Bank of Utah [Member] | Airbus A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	SMBC
Committed Assets	Aircraft and engines
Existing Debt	$ 130,000
Book Value	$ 134,780
NATIXIS [Member] | Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	Natixis
Committed Assets	Aircraft and engines
Existing Debt	$ 271,129
Book Value	$ 375,645
Citibank N.A. [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	Citibank N.A.
Committed Assets	Aircraft and engines
Existing Debt	$ 27,936	27,936
Book Value	38,836	45,849
Citibank N.A. [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	128,030	128,030
Book Value	214,597	181,224
Citibank N.A. [Member] | Airbus A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	15,960	15,960
Book Value	26,823	26,507
Citibank N.A. [Member] | Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	41,599	41,599
Book Value	81,706	75,092
Citibank N.A. [Member] | Airbus B767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	90,846	90,846
Book Value	197,797	181,246
Citibank N.A. [Member] | Airbus B787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	23,156	23,156
Book Value	19,047	17,036
Citibank N.A. [Member] | Rotables [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Existing Debt	162,477	162,477
Book Value	$ 145,708	134,846
UMB [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	MUFG
Committed Assets	Aircraft and engines
Existing Debt	$ 167,371	166,712
Book Value	$ 246,293	258,875
MUFG [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of property, plant and equipment pledged as guarantee [Line Items]
Creditor company	MUFG Bank
Committed Assets	Aircraft and engines
Existing Debt	$ 215,043
Book Value	$ 295,036